Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Summary of Commitments and Contingencies

The following schedule presents the future minimum lease obligations for all non-cancelable operating leases at December 31, 2018 (in thousands):

Year ending December 31,
2019	$320
2020	143
2021	97
2022	34
2023 & thereafter	—

$594